SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended							9 Months Ended	12 Months Ended
	Feb. 29, 2024	Jan. 26, 2024	Dec. 29, 2023	Jun. 06, 2023	Oct. 03, 2022	Oct. 31, 2024	Feb. 29, 2024	Sep. 30, 2024	Jun. 30, 2024	[1]	Mar. 31, 2024		Jun. 30, 2023	[2]	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022		Jun. 29, 2023	Jun. 26, 2023	May 31, 2023	Oct. 25, 2022
Subsequent Event [Line Items]
Existing investment options			$ 2,730,000
Gross proceeds from cash fee percentage					7.00%
Gross proceeds from management fee percentage					1.00%
Litigation settlement amount		$ 2,154,000
Legal settlement accrual																$ 2,211,000		$ 1,335,000
Settlement amount recovery																1,100,000
Legal expense																235,000
Non operating loss on legal settlement																$ 1,111,000
Annual bonus	$ 99,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock and warrants net of issuance costs, shares									1,566,669		1,685,682	[2]	3,576,689			3,816,689	[3]	782,495	[4]
Litigation Settlement [Member]
Subsequent Event [Line Items]
Payment for litigation settlement		$ 1,100,000									$ 1,100,000
Restricted common shares issued for legal settlement		1,005,965
Litigation Settlement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock and warrants net of issuance costs, shares											1,005,965				1,005,965
At-the-Market Offering Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock and warrants net of issuance costs, shares								685,800
Total gross proceeds								$ 734,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement amount		$ 2,154
Annual bonus	99
Payroll expenses	$ 140						$ 140
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock and warrants net of issuance costs, shares	77,500
Share price per share	$ 1.2684						$ 1.2684
Number of options vested	79,567
Subsequent Event [Member] | Litigation Settlement [Member]
Subsequent Event [Line Items]
Payment for litigation settlement		$ 1,100
Restricted common shares issued for legal settlement		1,005,965
Subsequent Event [Member] | At-the-Market Offering Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock and warrants net of issuance costs, shares						280,908
Total gross proceeds						$ 285,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Share price per share	$ 1.25						$ 1.25
Cost reduction plan																						50.00%
Agggregate number of options granted							79,567
Chief Executive Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Agggregate number of options granted																80,000
Weighted average exercise price per share																$ 2.43
Director [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Agggregate number of options granted	130,000
Director [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock and warrants net of issuance costs, shares	132,500
Share price per share	$ 1.2684						$ 1.2684
Weighted average exercise price per share	$ 1.25
Preferred Investment Option Exercise Inducement Offers Letter [Member]
Subsequent Event [Line Items]
Issuance of common stock and warrants net of issuance costs, shares			1,022,495	350,878
Options exercise price per share																							$ 2.20
Share price per share				$ 2.075																$ 1.62	$ 3.19
Options to purchase an aggregate			1,685,682
Preferred Investment Option Exercise Inducement Offers Letter [Member] | H.C. Wainwright & Co. LLC [Member]
Subsequent Event [Line Items]
Issuance of common stock and warrants net of issuance costs, shares			84,284
Share price per share			$ 2.025
Gross proceeds from cash fee percentage			7.00%
Gross proceeds from management fee percentage			1.00%
Non-accountable expenses			$ 60
Clearing fees			$ 16,000
Inducement Investment Option [Member]
Subsequent Event [Line Items]
Share price per share																				$ 1.50

[1]	Net of issuance costs in the amount of approximately $328. See also Note 4B.
[2]	Net of issuance costs in the amount of approximately $333. See Note 4A.
[3]	Net of issuance costs in the amount of $1,075.
[4]	Net of issuance costs in the amount of $676.